Summary of Outstanding Borrowings and Borrowing Capacities (Detail) - USD ($)	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021
Debt Instrument [Line Items]
Total Borrowing	$ 4,862,233,000
Available Borrowing, as limited by the Borrowing Base	144,204,000
Current and Available Borrowing, as limited by the Borrowing Base	5,006,437,000
Total Commitment	5,784,984,000
TL Revolving Credit Facility
Debt Instrument [Line Items]
Total Borrowing	1,404,958,000
Available Borrowing, as limited by the Borrowing Base	95,042,000
Current and Available Borrowing, as limited by the Borrowing Base	1,500,000,000
Total Commitment	1,500,000,000
TL 2019 Term Loan
Debt Instrument [Line Items]
Total Borrowing	144,075,000
Current and Available Borrowing, as limited by the Borrowing Base	144,075,000
Total Commitment	144,075,000
TL 2021 Term Loan
Debt Instrument [Line Items]
Total Borrowing	68,495,000
Current and Available Borrowing, as limited by the Borrowing Base	68,495,000
Total Commitment	68,495,000
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
Total Borrowing	672,291,000
Available Borrowing, as limited by the Borrowing Base	49,162,000
Current and Available Borrowing, as limited by the Borrowing Base	721,453,000
Total Commitment	1,500,000,000	$ 1,500,000,000	$ 1,200,000,000
TMCL VI Term Loan
Debt Instrument [Line Items]
Total Borrowing	212,520,000
Current and Available Borrowing, as limited by the Borrowing Base	212,520,000
Total Commitment	212,520,000
T M C L Seven Twenty Twenty Dash One Bonds
Debt Instrument [Line Items]
Total Borrowing	410,984,000
Current and Available Borrowing, as limited by the Borrowing Base	410,984,000
Total Commitment	410,984,000
T M C L Seven Twenty Twenty Dash Two Bonds
Debt Instrument [Line Items]
Total Borrowing	565,163,000
Current and Available Borrowing, as limited by the Borrowing Base	565,163,000
Total Commitment	565,163,000
T M C L Seven Twenty Twenty Dash Three Bonds
Debt Instrument [Line Items]
Total Borrowing	205,917,000
Current and Available Borrowing, as limited by the Borrowing Base	205,917,000
Total Commitment	205,917,000
TMCL VII 2021-1 Bonds
Debt Instrument [Line Items]
Total Borrowing	535,313,000
Current and Available Borrowing, as limited by the Borrowing Base	535,313,000
Total Commitment	535,313,000
TMCL VII 2021-2 Bonds
Debt Instrument [Line Items]
Total Borrowing	642,517,000
Current and Available Borrowing, as limited by the Borrowing Base	642,517,000
Total Commitment	$ 642,517,000